ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2019
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts

	Thousands of Yen
	2017	2018	2019
Balance at beginning of year	¥75,269	¥165,635	¥81,065
Provision (release) for doubtful accounts	89,474	(74,803)	142
Translation adjustment	892	(9,767)	3,508
Balance at end of year	¥165,635	¥81,065	¥84,715